Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Financial Instruments Tables [Abstract]
Detail Schedule of Realized and Unrealized Gains and Losses

The following table summarizes the pre-tax realized and unrealized gains and losses the Company recognized related to its natural gas derivative instruments in the Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014:

	For the Year Ended December 31,
Commodity Derivatives:	2016	2015	2014
Realized gain (loss) on commodity derivatives-natural gas(1)	$—	$146,801	$(48,170)
Realized gain on commodity derivatives-crude oil(1)	—	—	506
Unrealized (loss) gain on commodity derivatives(1)	—	(104,190)	130,066
Total gain on commodity derivatives	$—	$42,611	$82,402

(1)	Included in gain on commodity derivatives in the Consolidated Statements of Operations.